UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/09

Check Here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847/397-8630

Signature, Place, and Date of Signing:

Nathan K. Snodgrass     Schaumburg, Il     2/18/10
-------------------     --------------     -------

Report Type:

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F  Information Table Entry Total:        51

Form 13F Information Table Value Total:    107,247,000

List of Other Included Managers:              NONE

FORM 13F INFORMATION TABLE

                                   TITLE                    VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS     CUSIP      (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------           --------     ---------  --------  -------  ---  ----  -------  --------  ------  ------  -------
Abbott Laboratories                COM          002824100   3255      60,281  SH         SOLE                1,261  0        59,020
Aecom Technology Corp              COM          00766T100    897      32,631  SH         SOLE                  591  0        32,040
AEROPOSTALE INC                    COM          007865108    712      20,909  SH         SOLE                  371  0        20,538
AFLAC Inc.                         COM          001055102   3443      74,441  SH         SOLE                1,427  0        73,014
Airgas Inc                         COM          009363102    742      15,597  SH         SOLE                       0        15,597
Amgen Incorporated                 COM          031162100   1287      22,757  SH         SOLE                  395  0        22,362
Apple Computer Inc                 COM          037833100   3276      15,544  SH         SOLE                  317  0        15,227
Arch Coal Inc                      COM          039380100   2809     126,267  SH         SOLE                2,655  0       123,612
Barclays DJ Energy ETN             COM          06739H750    211       8,007  SH         SOLE                       0         8,007
Berkshire Hathaway Cl A            COM          084670108   1190          12  SH         SOLE                       0            12
Berkshire Hathaway Cl B            COM          084670207   1985         604  SH         SOLE                   17  0           587
Coca Cola Company                  COM          191216100   3335      58,509  SH         SOLE                1,155  0        57,354
Colgate-Palmolive Co               COM          194162103   3409      41,497  SH         SOLE                  787  0        40,710
Corning Inc                        COM          219350105   3453     178,804  SH         SOLE                3,594  0       175,210
CSX Corp                           COM          126408103   3136      64,672  SH         SOLE                1,291  0        63,381
Cummins Inc                        COM          231021106   2956      64,449  SH         SOLE                1,261  0        63,188
Edwards Lifesciences Cp            COM          28176E108   1152      13,270  SH         SOLE                  240  0        13,030
Exxon Mobil Corporation            COM          30231G102   3484      51,091  SH         SOLE                1,032  0        50,059
Family Dollar Stores Inc           COM          307000109   2953     106,114  SH         SOLE                2,149  0       103,965
First Solar Inc Com                COM          336433107    687       5,075  SH         SOLE                  121  0         4,954
Flextronics Intl Ltd               COM          Y2573F102   2972     406,603  SH         SOLE                8,183  0       398,420
Gamestop Corp Cl A New             COM          36467W109    751      34,247  SH         SOLE                  678  0        33,569
Garmin Ltd                         COM          G37260109    206       6,700  SH         SOLE                       0         6,700
Genzyme Corporation                COM          372917104   1030      21,011  SH         SOLE                  454  0        20,557
Google Inc Class A                 COM          38259P508   3837       6,189  SH         SOLE                  124  0         6,065
Hewlett-Packard Company            COM          428236103   3518      68,303  SH         SOLE                1,298  0        67,005
Hudson City Bancorp Inc            COM          443683107   2923     212,867  SH         SOLE                4,252  0       208,615
I T T Educ Svcs Inc                COM          45068B109   2744      28,592  SH         SOLE                  536  0        28,056
Intl Business Machines             COM          459200101   4303      32,874  SH         SOLE                  480  0        32,394
Ishares Silver Trust               COM          46428Q109    259      15,654  SH         SOLE                  695  0        14,959
Johnson & Johnson                  COM          478160104   2302      35,740  SH         SOLE                    0  0        35,740
Lab Cp Of Amer Hldg New            COM          50540R409   3100      41,427  SH         SOLE                  822  0        40,605
Mc Donalds Corp                    COM          580135101   2964      47,471  SH         SOLE                1,017  0        46,454
Medcohealth Solutions              COM          58405U102   3603      56,378  SH         SOLE                1,040  0        55,338
Microsoft Corp                     COM          594918104   3569     117,105  SH         SOLE                2,412  0       114,693
Millipore Corp Common              COM          601073109   2050      28,331  SH         SOLE                       0        28,331
Monsanto Co New Del                COM          61166W101   2885      35,290  SH         SOLE                  692  0        34,598
N I I Holdings Inc New             COM          62913F201    363      10,821  SH         SOLE                       0        10,821
Oracle Corporation                 COM          68389X105   3260     132,895  SH         SOLE                2,603  0       130,292
Pepsico Incorporated               COM          713448108    203       3,337  SH         SOLE                       0         3,337
Perrigo Co                         COM          714290103   2751      69,077  SH         SOLE                1,495  0        67,582
Potash Corp. of Saskatch           COM          73755L107    806       7,432  SH         SOLE                  164  0         7,268
Powershs Agriculture ETF           COM          73936B408   1059      40,068  SH         SOLE                1,906  0        38,162
Powershs Base Metals ETF           COM          73936B705   1010      44,884  SH         SOLE                2,158  0        42,726
Powershs Energy ETF                COM          73936B101   1520      58,027  SH         SOLE                2,657  0        55,370
Spdr Ser Tr         S&P Divid      COM          78464A763    384       8,300  SH         SOLE                       0         8,300
Teco Energy Inc                    COM          872375100   3351     206,625  SH         SOLE                4,186  0       202,439
TJX Companies Inc.                 COM          872540109   3018      82,578  SH         SOLE                1,603  0        80,975
Tractor Supply Co.                 COM          892356106    987      18,625  SH         SOLE                  339  0        18,286
United Parcel Service B            COM          911312106    763      13,303  SH         SOLE                       0        13,303
Vanguard Specializedportfolios     COM          921908844    384       8,200  SH         SOLE                       0         8,200